Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,578,316.37	43,498	60.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.17440%	December 15, 2021
Class A-2 Notes	$486,270,000.00	0.25%	September 15, 2023
Class A-3 Notes	$423,780,000.00	0.41%	July 15, 2025
Class A-4 Notes	$134,990,000.00	0.51%	August 15, 2026
Class B Notes	$39,470,000.00	0.79%	August 15, 2026
Class C Notes	$26,320,000.00	1.04%	May 15, 2028

Total	$1,315,800,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,223,451.45

Principal:
Principal Collections	$24,144,701.10
Prepayments in Full	$10,356,441.19
Liquidation Proceeds	$125,531.13
Recoveries	$0.00
Sub Total	$34,626,673.42
Collections	$36,850,124.87

Purchase Amounts:
Purchase Amounts Related to Principal	$74,408.49
Purchase Amounts Related to Interest	$151.68
Sub Total	$74,560.17

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$36,924,685.04

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	4
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$36,924,685.04
Servicing Fee	$1,088,362.64	$1,088,362.64	$0.00	$0.00	$35,836,322.40
Interest - Class A-1 Notes	$10,208.91	$10,208.91	$0.00	$0.00	$35,826,113.49
Interest - Class A-2 Notes	$101,306.25	$101,306.25	$0.00	$0.00	$35,724,807.24
Interest - Class A-3 Notes	$144,791.50	$144,791.50	$0.00	$0.00	$35,580,015.74
Interest - Class A-4 Notes	$57,370.75	$57,370.75	$0.00	$0.00	$35,522,644.99
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,522,644.99
Interest - Class B Notes	$25,984.42	$25,984.42	$0.00	$0.00	$35,496,660.57
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,496,660.57
Interest - Class C Notes	$22,810.67	$22,810.67	$0.00	$0.00	$35,473,849.90
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,473,849.90
Regular Principal Payment	$78,049,746.21	$35,473,849.90	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$36,924,685.04

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$35,473,849.90
Total					$35,473,849.90
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$35,473,849.90	$173.07	$10,208.91	$0.05	$35,484,058.81	$173.12
Class A-2 Notes	$0.00	$0.00	$101,306.25	$0.21	$101,306.25	$0.21
Class A-3 Notes	$0.00	$0.00	$144,791.50	$0.34	$144,791.50	$0.34
Class A-4 Notes	$0.00	$0.00	$57,370.75	$0.43	$57,370.75	$0.43
Class B Notes	$0.00	$0.00	$25,984.42	$0.66	$25,984.42	$0.66
Class C Notes	$0.00	$0.00	$22,810.67	$0.87	$22,810.67	$0.87
Total	$35,473,849.90	$26.96	$362,472.50	$0.28	$35,836,322.40	$27.24

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$78,049,746.21	0.3807862	$42,575,896.31	0.2077177
Class A-2 Notes	$486,270,000.00	1.0000000	$486,270,000.00	1.0000000
Class A-3 Notes	$423,780,000.00	1.0000000	$423,780,000.00	1.0000000
Class A-4 Notes	$134,990,000.00	1.0000000	$134,990,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$1,188,879,746.21	0.9035414	$1,153,405,896.31	0.8765815

Pool Information
Weighted Average APR	2.238%	2.223%
Weighted Average Remaining Term	58.23	57.41
Number of Receivables Outstanding	41,165	40,482
Pool Balance	$1,306,035,165.90	$1,271,286,212.43
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,202,589,568.27	$1,171,167,745.61
Pool Factor	0.9135807	0.8892736

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,868,548.85
Yield Supplement Overcollateralization Amount	$100,118,466.82
Targeted Overcollateralization Amount	$135,635,341.42
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$117,880,316.12

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,868,548.85
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,868,548.85
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,868,548.85

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	4
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		49	$47,871.56
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$47,871.56
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0440%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0001%
Second Prior Collection Period			0.0121%
Prior Collection Period			0.0269%
Current Collection Period			0.0446%
Four Month Average (Current and Prior Three Collection Periods)			0.0209%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		202	$91,477.77
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$91,477.77
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0064%

Average Realized Loss for Receivables that have experienced a Realized Loss			$452.86
Average Net Loss for Receivables that have experienced a Realized Loss			$452.86

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.31%	115	$3,958,695.39
61-90 Days Delinquent	0.07%	24	$854,633.71
91-120 Days Delinquent	0.00%	1	$51,375.39
Over 120 Days Delinquent	0.01%	2	$92,834.06
Total Delinquent Receivables	0.39%	142	$4,957,538.55

Repossession Inventory:
Repossessed in the Current Collection Period		13	$567,138.57
Total Repossessed Inventory		20	$794,921.14

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0358%
Prior Collection Period			0.0680%
Current Collection Period			0.0667%
Three Month Average			0.0568%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0786%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	4

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	141	$5,819,863.69
2 Months Extended	128	$5,204,823.34
3+ Months Extended	15	$659,932.84

Total Receivables Extended	284	$11,684,619.87

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer